INCOME FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2021
Income from contract with customers [abstract]
INCOME FROM CONTRACTS WITH CUSTOMERS

NOTE 28 – NET INCOME FROM CONTRACTS WITH CUSTOMERS

Below is the detail of the income and expenses for commissions and fees for the years ended as of December 31, 2021, 2020 and 2019:

	December 31,		December 31,		December 31,
Income from commissions and fees	2021		2020		2019
Banking services fees	Ps.	3,126,651	Ps.	2,823,411	Ps.	3,006,506
Debit and credit card fees		1,511,956		1,298,251		1,364,244
Pension and severance fund management		1,253,700		1,158,524		1,129,391
Trust activities and portfolio management service		336,637		343,268		334,910
Bonded warehouse services		169,386		155,253		161,298
Commissions on transfers, checks and checkbooks		25,187		31,113		50,026
Office network services		18,914		17,493		24,618
Other commissions and fees		10,771		8,586		12,350
Total income from commissions and fees (*)	Ps.	6,453,202	Ps.	5,835,899	Ps.	6,083,343

(*) See note 31.6. to see income by country.

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2021		2020		2019
Banking services	Ps.	(481,381)	Ps.	(404,414)	Ps.	(311,098)
Sales and services commissions		(227,541)		(216,457)		(184,481)
Fees paid to pension funds sales force		(87,499)		(74,752)		(94,285)
Information processing services of operators		(22,940)		(21,632)		(17,969)
Offices network services		(11,158)		(14,610)		(8,508)
Other		(11,255)		(10,611)		(11,658)
Total expenses from commissions and fees	Ps.	(841,774)		(742,476)		(627,999)
Net income from commissions and fees	Ps.	5,611,428	Ps.	5,093,423	Ps.	5,455,344

Below is the detail of the income and cost from goods and services for the years ended as of December 31, 2021, 2020 and 2019:

	December 31,		December 31,		December 31,
Income from sales of goods and services	2021		2020		2019
Energy and gas E&G	Ps.	4,874,278	Ps.	4,509,551	Ps.	4,524,903
Infrastructure		4,662,912		3,966,192		3,783,534
Hotels		285,692		139,782		366,835
Agribusiness		218,511		147,443		135,928
Other services		135,607		225,996		205,813
Others operating income		273,914		155,825		139,575
Total income from sales of goods and services (*)	Ps.	10,450,914	Ps.	9,144,789	Ps.	9,156,588

(*) See note 31.6, to see income by country.

	December 31,		December 31,		December 31,
Costs and expenses of sales goods and services	2021		2020		2019
Cost of sales from companies from non-financial sector	Ps.	(5,594,615)	Ps.	(4,766,263)	Ps.	(5,041,089)
Allowance for impairment of loans and receivables		(51,064)		(46,078)		(43,401)
General and administrative expenses		(647,425)		(487,530)		(659,262)
Personnel expenses		(558,561)		(538,463)		(555,038)
Amortization		(263,755)		(230,396)		(267,808)
Depreciation		(117,246)		(119,813)		(98,963)
Depreciation of right of use assets		(34,374)		(36,002)		(30,425)
Employee bonuses		(38,766)		(28,722)		(36,300)
Commissions and fees expenses		(27,886)		(26,884)		(30,885)
Donations expenses		(16,178)		(35,622)		(14,704)
Labor severances		(2,109)		(5,715)		(3,902)
Total costs and expenses of sales goods and services	Ps.	(7,351,979)	Ps.	(6,321,488)	Ps.	(6,781,777)
Gross profit from sales of goods and services	Ps.	3,098,935	Ps.	2,823,301	Ps.	2,374,811